Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2021 and 2020, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

	2021			2020
	Cost	Accumulated amortization	Carrying amount	Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	$7,984	—	7,984	$8,506	—	8,506
Intangible assets of definite useful life:
Extraction rights	1,781	(431)	1,350	1,774	(416)	1,358
Industrial property and trademarks	45	(22)	23	44	(20)	24
Customer relationships	196	(196)	—	196	(196)	—
Mining projects	52	(7)	45	49	(6)	43
Internally developed software	689	(461)	228	636	(423)	213
Others intangible assets	351	(218)	133	398	(290)	108

	$11,098	(1,335)	9,763	11,603	(1,351)	10,252

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill for the years ended December 31, 2021, 2020 and 2019, were as follows:

	2021	2020	2019

Balance at beginning of period	$8,506	9,562	9,912
Impairment losses	(440)	(1,020)	—
Business combinations (note 5.1)	5	2	—
Reclassification to assets held for sale (notes 5.2, 5.3 and 14.1)	(2)	(9)	(371)
Foreign currency translation effects	(85)	(29)	21

Balance at end of period	$7,984	8,506	9,562

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2021, 2020 and 2019, were as follows:

	2021
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total

Balance at beginning of period	$1,358	24	43	213	108	1,746
Impairment losses (note 2)	—	—	—	(49)	(4)	(53)
Amortization for the period	(24)	(2)	(1)	(71)	(22)	(120)
Additions (disposals), net 1	27	—	2	132	53	214
Foreign currency translation effects	(11)	1	1	3	(2)	(8)

Balance at the end of period	$1,350	23	45	228	133	1,779

	2020
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total	2019

Balance at beginning of period	$1,590	24	43	253	118	2,028	2,024
Impairment losses (note 2)	(181)	–	–	–	(13)	(194)	—
Amortization for the period	(21)	(2)	(1)	(79)	(27)	(130)	(124)
Additions (disposals), net 1	(33)	–	–	40	26	33	81
Business combinations (note 5.1)	—	2	—	—	5	7	—
Reclassifications	—	—	—	—	—	—	(2)
Foreign currency translation effects	3	–	1	(1)	(1)	2	49

Balance at the end of period	$1,358	24	43	213	108	1,746	2,028

1
Includes the capitalized direct costs incurred in th
e
 development stage of
internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2021 and 2020, goodwill balances allocated by Operating Segment were as follows:

	2021	2020

Mexico	$361	372
United States	6,449	6,449
EMEAA
United Kingdom	280	292
France	213	229
Spain	158	463
Philippines	89	95
United Arab Emirates	—	96
Rest of EMEAA 1	48	44
SCA&C
Colombia	244	283
Caribbean TCL	83	92
Rest of SCA&C 2	59	64
Others
Other reporting segments 3	—	27

	$7,984	8,506

1	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.
3	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
As of December 31, 2021, 2020 and 2019, CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1
Groups of CGUs	2021	2020	2019	2021	2020	2019
United States	7.2%	7.3%	7.8%	2.0%	2.0%	2.5%
Spain	7.6%	7.7%	8.3%	1.5%	1.5%	1.6%
United Kingdom	7.3%	7.4%	8.0%	1.5%	1.6%	1.5%
France	7.3%	7.4%	8.0%	1.4%	1.7%	1.4%
Mexico	8.4%	8.3%	9.0%	1.0%	1.1%	2.4%
Colombia	8.5%	8.4%	8.9%	3.5%	2.5%	3.7%
United Arab Emirates	—	8.3%	8.8%	—	2.6%	2.5%
Egypt	10.7%	10.2%	10.3%	3.0%	5.6%	6.0%
Range of rates in other countries	7.4% – 11.7%	7.2% – 15.5%	8.1% – 11.5%	1.7% – 6.0%	(0.3%) – 6.5%	1.6% – 6.5%

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the multiples of Operating EBITDA, in those operating segments that presented impairment charges or relative impairment risk during 2021, are as follows:

		Additional effects of the sensitivity analyses to the charges recognized from the changes in assumptions as of December 31, 2021
Operating segment	Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 11.5x

Spain	$317	57	42	—
United States	—	238	—	—